Net Periodic Benefit Cost of Severance Indemnities and Pension Plans (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	¥ 33,578	¥ 33,429	¥ 30,422
Interest costs on projected benefit obligation	13,060	20,341	23,186
Expected return on plan assets	(38,087)	(37,047)	(32,237)
Amortization of prior service benefit	(195)	(195)	(319)
Amortization of net actuarial loss (gain)	150	7,039	16,936
Special termination benefits	5,504	5,429	5,454
Net periodic benefit cost	¥ 14,010	¥ 28,996	¥ 43,442